Interim Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Net loss per share, diluted	$ (0.24)	$ (0.48)
Weighted-average shares used in computing net loss per share, diluted	69,262,381	58,023,875